--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                                RWB/DFA Two-Year
                              Government Portfolio

                               Semi-Annual Report

                         Six Months Ended May 31, 1998
                                  (Unaudited)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
    Statement of Net Assets.............................................       1
    Statement of Operations.............................................       2
    Statements of Changes in Net Assets.................................       3
    Financial Highlights................................................       4
    Notes to Financial Statements.......................................     5-6

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
AGENCY OBLIGATIONS -- (76.8%)
Federal Farm Credit Bank
    5.380%, 06/04/98...................................  $     7,000   $  6,996,861
    5.350%, 06/15/98...................................        3,500      3,492,677
    5.380%, 07/01/98...................................        1,400      1,393,735
Federal Home Loan Bank
    5.450%, 06/01/98...................................       14,000     14,000,000
    5.410%, 06/12/98...................................       13,803     13,780,435
    5.340%, 07/10/98...................................       17,500     17,398,572
    5.400%, 07/17/98...................................       13,000     12,911,129
    5.380%, 07/22/98...................................       27,606     27,396,768
    5.390%, 07/24/98...................................        1,500      1,488,185
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $98,856,361)...................................                  98,858,362
                                                                       ------------
U.S. TREASURY OBLIGATIONS -- (21.8%)
U.S. Treasury Notes
    5.875%, 10/31/98
      (Cost $28,023,197)...............................       28,000     28,048,720
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (1.4%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
   06/01/98 (Collateralized by U.S. Treasury Notes
   5.75%, 10/31/02, valued at $1,800,619) to be
   repurchased at $1,768,774.
   (Cost $1,768,000)...................................        1,768      1,768,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $128,647,658)++................................                 128,675,082
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (0.0%)
 Other Assets..........................................                     190,165
 Payable for Fund Shares Redeemed......................                     (65,190)
 Other Liabilities.....................................                     (38,400)
                                                                       ------------
                                                                             86,575
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 12,625,088
  Outstanding $0.01 Par Value Shares (100,000,000
  Shares Authorized)...................................                $128,761,657
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      10.20
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1998

                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Interest.............................................................................  $   3,576
                                                                                           ---------
EXPENSES
    Investment Advisory Services.........................................................        101
    Accounting & Transfer Agent Fees.....................................................         30
    Client Services Fees.................................................................         22
    Custodian's Fee......................................................................          7
    Legal Fees...........................................................................          4
    Audit Fees...........................................................................          5
    Filing Fees..........................................................................         11
    Shareholders' Reports................................................................         14
    Directors' Fees and Expenses.........................................................          2
    Organization Costs...................................................................          3
    Other................................................................................          4
                                                                                           ---------
        Total Expenses...................................................................        203
                                                                                           ---------
    NET INVESTMENT INCOME................................................................      3,373
                                                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain on Investment Securities...............................................        442

Change in Unrealized Appreciation (Depreciation) of Investment Securities................       (147)
                                                                                           ---------

    NET GAIN ON INVESTMENT SECURITIES....................................................        295
                                                                                           ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................  $   3,668
                                                                                           ---------
                                                                                           ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                SIX MONTHS                YEAR
                                                                  ENDED              ENDED NOV. 30,
                                                               MAY 31, 1998               1997
                                                              --------------         --------------
                                                               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................      $   3,373              $    6,464
    Net Realized Gain on Investment Securities..............            442                     134
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................           (147)                   (183)
                                                              --------------         --------------
        Net Increase in Net Assets Resulting from
          Operations........................................          3,668                   6,415
                                                              --------------         --------------

Distributions From:
    Net Investment Income...................................         (3,548)                 (5,995)
    Net Realized Gains......................................           (140)                   (506)
                                                              --------------         --------------
        Total Distributions.................................         (3,688)                 (6,501)
                                                              --------------         --------------

Capital Share Transactions (1):
    Shares Issued...........................................         21,535                  57,459
    Shares Issued in Lieu of Cash Distributions.............             78                      73
    Shares Redeemed.........................................        (23,897)                (31,024)
                                                              --------------         --------------
        Net Increase (Decrease) From Capital Share
          Transactions......................................         (2,284)                 26,508
                                                              --------------         --------------
        Total Increase (Decrease)...........................         (2,304)                 26,422
NET ASSETS
    Beginning of Period.....................................        131,066                 104,644
                                                              --------------         --------------
    End of Period...........................................      $ 128,762              $  131,066
                                                              --------------         --------------
                                                              --------------         --------------
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................          2,127                   5,691
    Shares Issued in Lieu of Cash Distributions.............              8                       7
    Shares Redeemed.........................................         (2,360)                 (3,075)
                                                              --------------         --------------
                                                                       (225)                  2,623
                                                              --------------         --------------
                                                              --------------         --------------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                              JUNE 7,
                                                               SIX MONTHS                YEAR                    TO
                                                             ENDED MAY 31,          ENDED NOV. 30,            NOV. 30,
                                                                  1998                   1997                   1996
                                                             --------------         --------------         --------------
                                                              (UNAUDITED)
Net Asset Value, Beginning of Period...................          $   10.20              $    10.23             $    10.00
                                                             --------------         --------------         --------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income................................               0.27                    0.54                   0.26
  Net Gains on Securities (Realized and Unrealized)....               0.02                    0.01                   0.10
                                                             --------------         --------------         --------------
  Total from Investment Operations.....................               0.29                    0.55                   0.36
                                                             --------------         --------------         --------------
LESS DISTRIBUTIONS
  Net Investment Income................................              (0.28)                  (0.53)                 (0.13)
  Net Realized Gains...................................              (0.01)                  (0.05)                    --
                                                             --------------         --------------         --------------
  Total Distributions..................................              (0.29)                  (0.58)                 (0.13)
                                                             --------------         --------------         --------------
Net Asset Value, End of Period.........................          $   10.20              $    10.20             $    10.23
                                                             --------------         --------------         --------------
                                                             --------------         --------------         --------------
Total Return...........................................               2.90%#                  5.58%                  3.60%#

Net Assets, End of Period (thousands)..................          $ 128,762              $  131,066             $  104,644
  Ratio of Expenses to Average Net Assets..............               0.32%*                  0.37%(a)               0.38%*(a)
  Ratio of Net Investment Income to Average Net
    Assets.............................................               5.27%*                  5.53%(a)               5.81%*(a)
  Portfolio Turnover Rate..............................              79.90%*                   N/A                    N/A
  Portfolio Turnover Rate of Master Fund Series........                N/A                  153.67%                200.59%*

--------------

*  Annualized

#  Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and assumptions of expenses not been in effect, the ratio of expenses to average net assets for the periods ended November 30, 1997 and 1996 would have been 0.38% and 0.41% and the ratios of net investment income to average net assets for the periods ended November 30, 1997 and 1996 would have been 5.52% and 5.78%.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios, of which RWB/DFA Two-Year Government Portfolio (the "Portfolio") is presented in this report.

    As of the close of business on November 30, 1997, RWB/DFA Two-Year Government Portfolio redeemed its entire interest in The DFA Two-Year Government Series and received its share of the assets and liabilities of that series. Immediately following this transaction, that series was terminated.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Portfolio may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 29, 1998.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the line of the respective securities. Expenses directly attributable to the Portfolio are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 1998, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets.

    In addition, pursuant to a Client Service Agreement with Reinhardt Werba Bowen Advisory Services ("RWBAS"), the Portfolio pays to RWBAS a fee at the effective annual rate of .04% of its average daily net assets. The fee was 0.03% through March 3, 1998. RWBAS waived this fee through December 31, 1996.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At May 31, 1998, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows:

Gross Unrealized Appreciation...............................  $      27
Gross Unrealized Depreciation...............................         --
                                                                    ---
Net.........................................................  $      27
                                                                    ---
                                                                    ---

E. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1998, the Series made the following purchases and sales of U.S. Government Securities (amounts in thousands):

Purchases..............................................  $  35,064
Sales..................................................    137,997

F. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 1998.

G. COMPONENTS OF NET ASSETS:

    At May 31, 1998, net assets consisted of (amounts in thousands):

Paid-In Capital........................................  $ 126,624
Undistributed Net Investment Income....................      1,677
Undistributed Net Realized Gain........................        434
Unrealized Appreciation of Investment Securities.......         27
                                                         ---------
                                                         $ 128,762
                                                         ---------
                                                         ---------